Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 4. Property and Equipment

Property and equipment at December 31, 2013 and 2012 consists of the following (in thousands):

	2013	2012
Land and land improvements	$11,887	$11,814
Buildings and improvements	19,610	19,501
Machinery and equipment	3,088	3,023
Vehicles	455	311
Office furniture and equipment	3,488	3,052
Construction in progress	2,591	—
	41,119	37,701
Less: accumulated depreciation and amortization	(13,556)	(12,524)
Property and equipment, net	$27,563	$25,177